LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Shares				Value
	COMMON STOCKS — 2.2%
	OIL & GAS PRODUCERS - 2.2%
88,902	Shell Midstream Partners, L.P. (Cost $1,030,934)			$ 973,477

	OPEN END FUNDS — 4.9%
	FIXED INCOME - 4.9%
200,000	Thompson Bond Fund (Cost $2,162,000)			2,194,000
Shares	Spread	Interest Rate %	Maturity
	PREFERRED STOCKS — 7.9%
	AUCTION RATE PREFFERRED - 2.3%
27	Eaton Vance Senior Floating-Rate Trust(c,d,e)	0.120	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust(c,d,e)	0.135	Perpetual	414,000
				1,035,000
	ELECTRICAL EQUIPMENT - 0.6%
250	Fortive Corporation - Series A	5.000	Perpetual	249,375

	OIL & GAS PRODUCERS - 3.9%
76,400	DCP Midstream, L.P.(a,b)	7.875	Perpetual	1,721,292

	SPECIALTY FINANCE - 0.8%
15,697	AGNC Investment Corporation (b)	6.125	Perpetual	367,467

	TELECOMMUNICATIONS - 0.3%
5,000	Telephone and Data Systems, Inc.	6.625	Perpetual	124,250

	TOTAL PREFERRED STOCKS (Cost $3,582,333)			3,497,384

	PRIVATE INVESTMENT FUNDS - 2.9%
1,000,000	MYDA SPAC Select LP(a)(d) (e) (Cost $1,000,000)			1,278,500

Principal Amount ($)	CONVERTIBLE BONDS — 11.9%
	REAL ESTATE INVESTMENT TRUSTS — 4.4%
1,800,000	GEO Corrections Holdings, Inc.(a)	6.500	02/23/26	1,945,260
	STEEL — 2.9%
800,000	United States Steel Corp.	5.000	11/01/26	1,305,160
	TOBACCO & CANNABIS — 4.6%
2,400,000	Aurora Cannabis, Inc.	5.500	02/28/24	2,046,000

	TOTAL CONVERTIBLE BONDS (Cost $5,152,500)			5,296,420

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Principal Amount ($)		Spread	Interest Rate %	Maturity	Value
	CORPORATE BONDS — 32.6%
	BANKING — 4.9%
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(b)	H15T10Y + 8.067%	9.500	12/29/49	$ 2,179,112

	DIVERSIFIED INDUSTRIALS — 3.8%
1,800,000	General Electric Company , Series D(b)	US0003M + 3.330%	5.000	06/15/69	1,704,312

	OIL & GAS PRODUCERS — 19.5%
1,500,000	Antero Resources Corporation		5.625	06/01/23	1,503,675
2,000,000	Antero Resources Corporation		5.000	03/01/25	1,992,000
800,000	Antero Resources Corporation(a)		7.625	02/01/29	854,500
2,000,000	DCP Midstream, L.P. , Series A(b)	US0003M + 5.148%	7.375	06/15/66	1,725,000
500,000	Range Resources Corporation		4.875	05/15/25	495,125
2,000,000	Southwestern Energy Company		7.500	04/01/26	2,108,440
					8,678,740
	STEEL — 4.4%
2,000,000	United States Steel Corporation		6.875	08/15/25	1,975,000

	TOTAL CORPORATE BONDS (Cost $14,151,457)				14,537,164

	TERM LOANS — 0.7%
	RETAIL - DISCRETIONARY — 0.7%
303,030	Hertz Corporation(b) (Cost $329,913)	US0001M + 7.250%	8.250	12/31/21	309,091

	U.S. GOVERNMENT & AGENCIES — 10.5%
	U.S. TREASURY BILLS — 10.5%
5,000,000	United States Treasury Note (Cost $4,566,100)		1.875	02/15/51	4,660,156

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares	Spread	Interest Rate %	Maturity	Value
	SHORT-TERM INVESTMENTS — 23.0%
	MONEY MARKET FUNDS - 23.0%
10,229,761	Federated Hermes Treasury Obligations Fund, Institutional Class (Cost $10,229,761)(c)	0.010		$ 10,229,761

	TOTAL INVESTMENTS - 96.6% (Cost $42,204,998)			$ 42,975,953
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%			1,511,170
	NET ASSETS - 100.0%			$ 44,487,123

LP	- Limited Partnership
PJSC	- Public Joint-Stock Company
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021 the total market value of 144A securities is 2,799,760 or 6.3%
(b)	Variable rate security; the rate shown represents the rate as of February 28, 2021
(c)	Rate disclosed is the seven day effective yield as of February 28, 2021.
(d)	The Advisor or Trustees have determined these securities to be Illiquid. On February 28, 2021, these securities amounted to $2,313,500 or 5.2% of net assets.
(e)	The value of the security has been determined in good faith under the policies of the Board of Trustees.

LEADER TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Principal Amount		Interest Rate %	Maturity	Value
	CONVERTIBLE BONDS — 9.3%
	REAL ESTATE INVESTMENT TRUSTS — 4.3%
400,000	GEO Corrections Holdings, Inc.(a)	6.500	02/23/26	$ 432,280

	TOBACCO & CANNABIS — 5.0%
600,000	Aurora Cannabis, Inc.	5.500	02/28/24	511,500

	TOTAL CONVERTIBLE BONDS (Cost $850,500)			943,780

	CORPORATE BONDS — 6.3%
	OIL & GAS PRODUCERS — 6.3%
200,000	Antero Resources Corporation(a)	7.625	02/01/29	213,625
400,000	Southwestern Energy Company	7.500	04/01/26	421,688
	TOTAL CORPORATE BONDS (Cost $639,495)			635,313

	U.S. GOVERNMENT & AGENCIES — 78.0%
	U.S. TREASURY NOTES — 63.2%
500,000	United States Treasury Note	2.375	03/15/21	500,448
500,000	United States Treasury Note	1.250	03/31/21	500,490
500,000	United States Treasury Note	2.375	04/15/21	501,424
500,000	United States Treasury Note	1.375	04/30/21	501,081
500,000	United States Treasury Note	2.250	04/30/21	501,806
500,000	United States Treasury Note	2.625	06/15/21	503,726
500,000	United States Treasury Note	2.125	06/30/21	503,454
500,000	United States Treasury Note	2.125	08/15/21	504,828
500,000	United States Treasury Note	8.125	08/15/21	518,579
2,000,000	United States Treasury Note	1.875	02/15/51	1,864,063
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $6,358,309)			$ 6,399,898

LEADER TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Principal Amount ($)				Value
		Discount Rate %	Maturity
	SHORT-TERM INVESTMENTS – 14.8%
	U.S. TREASURY BILLS — 14.8%
500,000	United States Treasury Bill	0.129	04/01/21	$ 499,986
500,000	United States Treasury Bill	0.293	07/01/21	499,928
500,000	United States Treasury Bill	0.545	12/02/21	499,782
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,499,430)			1,499,697

	TOTAL INVESTMENTS - 93.6% (Cost $9,347,734)			$ 9,478,688
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%			649,420
	NET ASSETS - 100.0%			$ 10,128,108

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021 the total market value of 144A securities is 645,905 or 6.4%

LEADER HIGH QUALITY LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2021

Principal Amount ($)		Interest Rate %	Maturity	Value
	CONVERTIBLE BONDS — 10.7%
	REAL ESTATE INVESTMENT TRUSTS — 4.6%
1,800,000	GEO Corrections Holdings, Inc.(a)	6.500	02/23/26	$ 1,945,260

	TOBACCO & CANNABIS — 6.1%
3,000,000	Aurora Cannabis, Inc.	5.500	02/28/24	2,557,500

	TOTAL CONVERTIBLE BONDS (Cost $4,326,000)			4,502,760

	CORPORATE BONDS — 4.1%
	OIL & GAS PRODUCERS — 4.1%
1,000,000	Antero Resources Corporation(a)	8.375	07/15/26	1,094,665
600,000	Southwestern Energy Company	7.500	04/01/26	632,532
	TOTAL CORPORATE BONDS (Cost $1,746,688)			1,727,197

	U.S. GOVERNMENT & AGENCIES — 17.8%
	U.S. TREASURY BILLS — 17.8%
8,000,000	United States Treasury Note (Cost $7,299,745)	1.875	02/15/51	7,456,250

Shares
	SHORT-TERM INVESTMENTS — 62.0%
	MONEY MARKET FUNDS - 62.0%
26,059,345	Federated Hermes Treasury Obligations Fund, Institutional Class (Cost $26,059,345)(b)	0.010		26,059,345

	TOTAL INVESTMENTS - 94.6% (Cost $39,431,778)			$ 39,745,552
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.4%			2,254,806
	NET ASSETS - 100.0%			$ 42,000,358

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2021 the total market value of 144A securities is 3,039,925 or 7.2%
(b)	Rate disclosed is the seven day effective yield as of February 28, 2021.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2021 for each Fund’s assets and liabilities measured at fair value:

Leader Short Term High Yield Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 973,477	$ -	$ -	$ 973,477
Open Ended Fund	2,194,000	-	-	2,194,000
Preferred Stocks	2,462,384	1,035,000	-	3,497,384
Private Investments	-	1,278,500	-	1,278,500
Convertible Bond	-	5,296,420	-	5,296,420
Corporate Bonds	-	14,537,164	-	14,537,164
Term Loans	-	309,091	-	309,091
U.S. Government & Agencies	-	4,660,156	-	4,660,156
Short-Term Investments	10,229,761	-	-	10,229,761
Total Investments	$ 15,859,622	$ 27,116,331	$ -	$ 42,975,953

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Convertible Bonds	$ -	$ 943,780	$ -	$ 943,780
Corporate Bonds	-	635,313	-	635,313
U.S. Government & Agencies	-	6,399,898	-	6,399,898
Short-Term Investments	1,499,697	-	-	1,499,697
Total Investments	$ 1,499,697	$ 7,978,991	$ -	$ 9,478,688

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Leader High Quality Low Duration Bond Fund

Assets *		Level 1	Level 2	Level 3		Total
Investments
Convertible Bonds		$ -	$ 4,502,760		$ -	$ 4,502,760
Corporate Bonds		-	1,727,197		-	1,727,197
U.S. Government & Agencies		-	7,456,250		-	7,456,250
Short-Term Investments		26,059,345	-		-	26,059,345
Total Investments		$ 26,059,345	$ 13,686,207		$ -	$ 39,745,552
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.
Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Deprecation)
Short Term High Yield	$ 42,256,028	$ 1,138,643	$ (418,718)	$ 719,925
Total Return	9,347,734	135,256	(4,302)	130,954
High Quality	39,431,778	333,265	(19,491)	313,774

Underlying Investment in Other Investment Companies - Leader High Quality Low Duration currently invest a portion of It's assets in Federated Treasury obligations Fund. The Leader High Quality Low Duration Funds may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Leader High Quality Low Duration Fund may be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2021 the percentage of the Leader Short Term High Yield Fund’s net assets invested in the Federated Treasury Obligations Fund was 63.0%.